Share-Based Compensation Plans Share-Based Compensation Plans - Nonvested Stock Option Activity (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at beginning of year	103
Granted	0
Vested	(63)
Nonvested at end of year	40
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value
Nonvested at beginning of year	$ 13.67
Granted	$ 0.00
Vested	$ 13.65
Nonvested at end of year	$ 13.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Forfeitures and Expirations in Period, Weighted Average Grant Date Fair Value	$ 0.00
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 500,000
Recognization of share-based compensation expenses, weighted average period	1 year
Total fair value of shares vested	$ 900,000